Revenue and Other Income	12 Months Ended
Jan. 31, 2019
Revenue And Other Income
Revenue and Other Income

5	Revenue and Other Income

Revenue from continuing operations

	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s	For the 7 Months Ended 31 January 2017 NZ$000’s	For the Year Ended 30 June 2016 NZ$000’s
Gross revenue	120,278	145,452	104,007	163,481
Rebates	(8,358)	(14,064)	(7,723)	(12,481)
	111,920	131,388	96,284	151,000

Sale of goods by channel
- Retail	50,443	53,150	34,460	58,837
- Wholesale	29,394	45,901	43,379	77,729
- Online	32,083	32,234	18,157	6,724
	111,920	131,285	95,996	143,290
Services	-	-	-	7,702
Other income	-	103	288	8
	111,920	131,388	96,284	151,000

Sales of goods by geography
- New Zealand	40,703	46,665	30,676	62,109
- Australia	32,065	38,208	32,913	53,193
- United States	34,156	32,323	23,146	19,167
- Europe	4,996	14,192	9,549	16,531
	111,920	131,388	96,284	151,000

Other income relates to non-recurring advisory, management and design services provided to other third party intimates apparel brand owners.

All revenue is recognised at a point in time.